Related party transactions (Tables)	12 Months Ended
Mar. 25, 2023
Related Party Transactions [Abstract]
Balance Related to Related Parties
(a)	The Company is party to certain related party transactions. Balances related to these related parties are disclosed in the consolidated financial statements except the following:

	Fiscal Year Ended
	March 25, 2023	March 26, 2022	March 27, 2021
		(In thousands)
Expenses incurred:
Management fees to related parties (b)	—	—	—
Consultant fees to a related party (f)	205	237	209
Expense reimbursement to a related party (d)	35	36	30
Interest expense on cash advance received from controlling shareholder (c)	218	297	370
Compensation paid to a related party (e)	344	364	332
Balances:
Accounts payable to related parties	117	75	66
Interest payable on cash advance received from controlling shareholder (c)	16	15	269
Receivable from joint venture (g)	1,815	1,543	—